UNEARNED REVENUES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Purchase Price of PL agreement	$ 35,000
Purchase Price of PL agreement per unit	$ 3,500
Unearned revenue	35,000
Proceeds from business transcation with MAV	$ 24,056